Bank Debt, textual 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Interest costs incurred	$ 25,713	$ 23,266	$ 20,397
Interest costs capitalized	$ 0	$ 42	$ 821
All loans and credit facilities
Debt Instrument [Line Items]
Weighted average interest rate	4.428%	3.838%	3.29%
Minimum value covenant 2018	1.2
Debt covenant, minimum net worth	$ 150,000
Debt covenant, minimum EBITDA to consolidated interest expense	2.0
Debt covenant, maximum debt to EBITDA ratio	5.5
Commercial financing institutions
Debt Instrument [Line Items]
Debt covenant, maximum consolidated leverage	85.00%
Government owned export credit institutions
Debt Instrument [Line Items]
Debt covenant, maximum consolidated leverage	80.00%
Debt covenant, maximum consolidated debt	$ 580,000
Minimum | All loans and credit facilities
Debt Instrument [Line Items]
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant	150
Maximum | All loans and credit facilities
Debt Instrument [Line Items]
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant	$ 1,000
Hajioannou family | All loans and credit facilities
Debt Instrument [Line Items]
Debt covenant, minimum percentage of ownership	30.00%
Hajioannou family | Maximum | All loans and credit facilities
Debt Instrument [Line Items]
Debt covenant, minimum percentage of ownership	35.00%
Polys Hajioannou | All loans and credit facilities
Debt Instrument [Line Items]
Debt covenant, minimum percentage of ownership	20.00%